CONDENSED STATEMENT OF CASH FLOW - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 3,967,305	$ 6,761,782
Adjustments to reconcile net income (loss)to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(6,972)	(2,141,149)
Change in fair value of warrant liability	(4,517,137)	(7,266,798)
Deferred income tax provision	378,462
Changes in operating assets and liabilities:
Prepaid expenses	(635,334)	573,471
Accounts payable and accrued expenses	5,303	822,366
Franchise tax payable	25,561	154,390
Income tax receivable		(113,624)
Deferred tax liabilities		132,872
Net cash used in operating activities	(782,812)	(1,076,690)
Cash flows from investing activities:
Investments held in Trust	145,906,254
Net cash provided by investing activities	(145,906,254)
Cash flows from financing activities:
Proceeds from Trust Account		414,809
Proceeds from sale of units, net of offering costs	140,087,414
Proceeds from issuance of private placement warrants	7,531,250
Proceeds from initial sale of Class B common stock to initial stockholders	25,000
Net cash used in financing activities	147,643,664	414,809
Net change in cash	954,598	(661,881)
Cash, beginning of period	0	954,598
Cash, end of the period	954,598	292,717
Supplemental cash flow information:
Cash paid for income taxes		383,000
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement adjustment on redeemable common stock		1,105,504
Deferred underwriting fee payable	5,031,250	$ 5,031,250
Initial measurement of Class A common stock subject to redemption	145,906,254
Initial measurement of public and private warrants	$ 11,946,116